Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Schedule of performance-based share units
The following table reflects the activity of PSUs under the 2017-2019 Long-Term Incentive Plan and 2021-2023 Long-Term Incentive Plan for the year ended December 31, 2020:

	2020
	Performance Shares	Weighted Average Grant-Date Fair Value
Nonvested at beginning of year	4,883,479	$7.82
Granted	6,931,030	10.83
Forfeited/Cancelled	(4,883,479)	7.82
Vested	—	—
Nonvested at end of year	6,931,030	$10.83

Schedule of activity of restricted share units
The following table reflects the activity of RSUs under the 2017-2019 Long-Term Incentive Plan and 2021-2023 Long-Term Incentive Plan for the year ended December 31, 2020:

	2020
	Restricted Shares	Weighted Average Grant-Date Fair Value
Nonvested at beginning of year	1,842,667	$11.69
Granted	7,727,755	$10.90
Forfeited	(380,221)	$10.79
Vested	(3,747,004)	$11.22
Nonvested at end of year	5,443,197	$10.95

Schedule of additional share-based compensation
The table below provides additional share-based compensation information for the years ended December 31, 2020, 2019, and 2018:

	2020	2019	2018
	(in millions)
Total intrinsic value of options exercised and shares vested	$41	$21	$27
Fair value of shares vested	$42	$23	$26
Cash received from share award exercises	$—	$—	$2
Tax benefit of options exercised and shares vested	$—	$—	$—